29. Financial income (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial revenues
Interest on interest earning bank deposits		R$ 82,512	R$ 88,224	R$ 119,548
Interest of clients		28,686	37,233	36,793
Swap interest		32,955	15,536	17,001
Interest on lease		19,924	20,528	25,664
Inflation adjustment	[1]	116,441	1,263,793	207,191
Other derivatives	[2]	155,165
Other income		2,915	4,857	6,536
Financial revenues, net		R$ 438,598	R$ 1,430,171	R$ 412,733

[1]	In 2019, it includes the amounts of R$1,228 million of updating claims arising from judicial proceedings on the exclusion of ICMS from the calculation base of PIS and COFINS (note 9).
[2]	The mark-to-market value of these derivatives includes a gain of R$ 155 million referring to the company's call option to exercise ordinary shares of C6 Bank which it has been obtained through an operating partnership with Banco C6 initiated in the year of 2020. The difference between the mark-to-market value of the call option and the cost to subscribe the shares within the bank was measured based on information available in the last equity issuance of the bank and disclosed in the market. The disclosures of this derivative financial instrument are detailed in note 36.